LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Narrative) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Long-term Debt, Excluding Current Maturities [Abstract]
Capital leases	$ 451	$ 688
Current portions of long-term debt classified as trade payables	$ 300	$ 300